Financial Instruments (Schedule of Allowance for Impairment in Respect of Trade Receivables) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Balance at January 1	₪ 187	₪ 185
Effect of initial application of IFRS 9	12
Balance as at January 1	199	185
Impairment loss recognized	(40)	(44)
Doubtful debt expenses	37	46
Balance at December 31	₪ 196	₪ 187